Containers And Fixed Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Trading containers	$ 40,852	$ 10,752
Containers held for sale	$ 21,874	$ 22,089